GECC Financing Receivables and Allowance for Losses on Financing Receivables (Allowance for Losses on Financing Receivables) (Details) - GECC - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	$ 4,025	$ 3,626	$ 3,661
Provision charged	3,623	4,053	3,224
Other	(428)	(135)	2
Gross write-offs	(4,325)	(4,758)	(4,619)
Recoveries	1,209	1,239	1,358
Ending Balance	4,104	4,025	3,626
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	44	43	118
Provision charged	79	4	6
Other	(3)	1	(20)
Gross write-offs	(42)	(17)	(75)
Recoveries	15	13	14
Ending Balance	93	44	43
Commercial | Total CLL
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	17	23	38
Provision charged	10	(3)	(3)
Other	0	1	0
Gross write-offs	(15)	(15)	(21)
Recoveries	9	11	9
Ending Balance	21	17	23
Commercial | Energy Financial Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	8	9	26
Provision charged	30	(1)	4
Other	(1)	0	0
Gross write-offs	(17)	0	(24)
Recoveries	6	0	3
Ending Balance	26	8	9
Commercial | GECAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	17	8	17
Provision charged	39	9	4
Other	0	0	0
Gross write-offs	(10)	0	(13)
Recoveries	0	0	0
Ending Balance	46	17	8
Commercial | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	2	3	37
Provision charged	0	(1)	1
Other	(2)	0	(20)
Gross write-offs	0	(2)	(17)
Recoveries	0	2	2
Ending Balance	0	2	3
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	3,981	3,583	3,543
Provision charged	3,544	4,049	3,218
Other	(425)	(136)	22
Gross write-offs	(4,283)	(4,741)	(4,544)
Recoveries	1,194	1,226	1,344
Ending Balance	4,011	3,981	3,583
Consumer | Non US residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	358	480	545
Provision charged	256	269	112
Other	(151)	10	8
Gross write-offs	(207)	(458)	(261)
Recoveries	69	57	76
Ending Balance	325	358	480
Consumer | Non US installment and revolving credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	650	649	791
Provision charged	338	647	308
Other	(260)	(106)	20
Gross write-offs	(787)	(1,093)	(1,120)
Recoveries	458	553	650
Ending Balance	399	650	649
Consumer | US installment and revolving credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	2,823	2,282	2,008
Provision charged	2,875	3,006	2,666
Other	19	(51)	(24)
Gross write-offs	(3,138)	(2,954)	(2,906)
Recoveries	607	540	538
Ending Balance	3,186	2,823	2,282
Consumer | Consumer Other Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	150	172	199
Provision charged	75	127	132
Other	(33)	11	18
Gross write-offs	(151)	(236)	(257)
Recoveries	60	76	80
Ending Balance	$ 101	$ 150	$ 172